Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2024	31 Dec 2023
	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	16,343	17,009
– performance and other guarantees	91,275	94,277
– other contingent liabilities	543	636
At the end of the period	108,161	111,922
Commitments:[1]
– documentary credits and short-term trade-related transactions	7,169	7,818
– forward asset purchases and forward deposits placed	87,219	78,535
– standby facilities, credit lines and other commitments to lend	780,929	810,797
At the end of the period	875,317	897,150
1Includes $638,635m of commitments at 30 June 2024 (31 December 2023: $661,015m), to which the impairment requirements in IFRS 9 are applied where
HSBC has become party to an irrevocable commitment.